Debt and Capital Lease Obligations (VM Credit Facility) (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Apr. 30, 2014 USD ($)	Apr. 30, 2014 GBP (£)	Jun. 07, 2013 USD ($)	Jun. 07, 2013 GBP (£)
VM Credit Facility [Member]
Debt Instrument [Line Items]
Unused borrowing capacity	$ 1,028.4
Outstanding principal amount	$ 4,804.0
EBITDA Minimum Percentage	80.00%	80.00%
Minimum term after change in control lenders may cancel commitments	30 days
Portion of debt, default of which triggers event of default	$ 77.9	£ 50.0
VM Credit Facility A [Member]
Debt Instrument [Line Items]
Facility amount		375.0			$ 584.3	£ 375.0
Unused borrowing capacity	0.0
Outstanding principal amount	$ 584.3
Description of variable rate basis	LIBOR
Basis spread on variable rate	3.25%
VM Credit Facility C [Member]
Debt Instrument [Line Items]
Facility amount					934.9	600.0
Outstanding principal amount			$ 779.7	£ 500.4
VM Credit Facility B [Member]
Debt Instrument [Line Items]
Facility amount	$ 2,755.0					2,755.0
Unused borrowing capacity	0.0
Outstanding principal amount	$ 2,744.0
Description of variable rate basis	LIBOR
Basis spread on variable rate	2.75%
VM Credit Facility D [Member]
Debt Instrument [Line Items]
Facility amount		100.0	155.8	100.0
Unused borrowing capacity	$ 0.0
Outstanding principal amount	$ 155.4
Description of variable rate basis	LIBOR
Basis spread on variable rate	3.25%
VM Credit Facility E [Member]
Debt Instrument [Line Items]
Facility amount		£ 849.4	$ 1,323.5	£ 849.4
Unused borrowing capacity	$ 0.0
Outstanding principal amount	$ 1,320.3
Description of variable rate basis	LIBOR
Basis spread on variable rate	3.50%
VM Credit Facility B, D and E [Member]
Debt Instrument [Line Items]
LIBOR interest rate floor	0.75%	0.75%
VM Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Facility amount		£ 660.0			$ 1,028.4	£ 660.0
Unused borrowing capacity	$ 1,028.4
Outstanding principal amount	$ 0.0
Description of variable rate basis	LIBOR
Basis spread on variable rate	3.25%
Fee on unused portion of credit facility	1.30%